Borrowings (Tables)	12 Months Ended
Dec. 31, 2015
BORROWINGS [Abstract]
Loans' outstanding amounts

Navios Holdings borrowings	December 31, 2015	December 31, 2014
Commerzbank A.G. ($240,000)	$40,476	$59,216
Loan Facility Credit Agricole ($40,000)	21,291	23,702
Loan Facility Credit Agricole ($23,000)	16,117	17,479
Loan Facility Credit Agricole ($23,000)	16,550	17,950
Loan Facility DVB Bank SE ($72,000)	58,939	63,339
Loan Facility Credit Agricole ($22,500)	18,563	20,812
Loan Facility DVB Bank SE ($40,000)	32,000	35,625
Alpha Bank ($31,000)	29,200	31,000
2019 Notes	350,000	350,000
2022 Notes	650,000	650,000
Total Navios Holdings borrowings	$1,233,136	$1,269,123

Navios Logistics borrowings	December 31, 2015	December 31, 2014
2022 Logistics Senior Notes	$375,000	$375,000
Other long-term loans	390	459
Total Navios Logistics borrowings	$375,390	$375,459

Total	December 31, 2015	December 31, 2014
Total borrowings	$1,608,526	$1,644,582
Less: current portion, net	(16,944)	(23,283)
Less: deferred finance costs, net	(27,218)	(31,692)
Total long-term borrowings	$1,564,364	$1,589,607

Principal payments

Year
2016	$17,691
2017	24,561
2018	50,186
2019	381,879
2020	60,869
2021 and thereafter	1,073,340
Total	$1,608,526